Premises And Equipment - Details of premises and equipment(owned) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of property plant and equipment [Line Items]
Net carrying value	₩ 2,789,176	₩ 2,839,643	₩ 2,897,602	₩ 2,450,492
Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	4,430,941	4,432,561
Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(1,641,105)	(1,592,258)
Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	(660)	(660)
Land
Disclosure of property plant and equipment [Line Items]
Net carrying value	1,719,325	1,726,045	1,761,159	1,481,871
Land | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	1,719,985	1,726,705
Land | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	0	0
Land | Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	(660)	(660)
Building
Disclosure of property plant and equipment [Line Items]
Net carrying value	756,964	787,040	802,299	661,912
Building | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	1,076,091	1,076,647
Building | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(319,127)	(289,607)
Building | Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	0	0
Equipment and vehicles
Disclosure of property plant and equipment [Line Items]
Net carrying value	258,361	268,225	278,016	240,013
Equipment and vehicles | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	1,156,479	1,142,653
Equipment and vehicles | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(898,118)	(874,428)
Equipment and vehicles | Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	0	0
Leasehold improvements
Disclosure of property plant and equipment [Line Items]
Net carrying value	51,354	50,085	54,839	57,594
Leasehold improvements | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	475,195	478,290
Leasehold improvements | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(423,841)	(428,205)
Leasehold improvements | Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	0	0
Construction in progress
Disclosure of property plant and equipment [Line Items]
Net carrying value	3,171	8,246	1,287	9,099
Construction in progress | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	3,171	8,246
Construction in progress | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	0	0
Construction in progress | Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	0	0
Structures
Disclosure of property plant and equipment [Line Items]
Net carrying value	1	2	₩ 2	₩ 3
Structures | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	20	20
Structures | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(19)	(18)
Structures | Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	₩ 0	₩ 0